Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Yiyu Wang
Wenzhou Maituo International Trade Ltd. (“Wenzhou Maituo”)	An entity controlled by Meiling Wang
Jueqin Wang	Principal shareholder of the Company
Di Wang	Chairman of the Board and Director
Yiyu Wang	Immediate family member of majority shareholder of the Company
Meiling Wang	Immediate family member of majority shareholder of the Company

Net outstanding balances with related parties consisted of the following as of September 30, 2025 and 2024:

Accounts	Name of related parties	2025	2024
Advance to suppliers, net	Taizhou Huadi Material Technology Co.	$-	$692,485
Accounts payable	Taizhou Huadi Material Technology Co.	(462)	-
Advance from customer	Huashang Micro Finance Co.	(7,131)	(5,650)
Due to related parties – noncurrent portion	Jueqin Wang	(255,344)	(308,908)